MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
Assets Arising From Exploration For And Evaluation Of Mineral Resources Abstract
Mineral properties
	Balance December 31, 2019	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal, impairment or reclassification	Balance December 31, 2020
Springpole	$76,775	$-	$740	$1,300	$4,828	$3,555	$709	$-	$-	$-	$87,907
Cameron	27,374	4,219	11	145	52	50	24	-	-	-	31,875
Duquesne	5,133	-	3	1	7	-	-	-	-	-	5,144
Pitt	2,084	-	-	-	1	-	-	-	-	-	2,085
Hope Brook	20,071	-	20	148	140	123	110	-	-	-	20,612
Pickle Crow	19,263	-	20	71	4,409	1,217	6	-	-	-	24,986
Goldlund (Note 4)	98,894	-	2	430	796	255	126	-	-	(100,503)	-
Others(1)	2,615	-	7	7	37	8	2	-	-	3,702	6,378
Canada Total	$252,209	$4,219	$803	$2,102	$10,270	$5,208	$977	$-	$-	$(96,801)	$178,987
USA	452	-	48	-	-	-	-	(48)	(10)	-	442
Mexico	154	-	5	-	-	-	-	-	8	(167)	-
Total	$252,815	$4,219	$856	$2,102	$10,207	$5,208	$977	$(48)	$(2)	$(96,968)	$179,429

	Balance December 31, 2018	Acquisition	Concessions, taxes, and royalties	Salaries and share-based payments	Drilling, exploration, and technical consulting	Assaying, field supplies, and environmental	Travel and other expenditures	Option payments received and expenditures recovered	Currency translation adjustments	Disposal, impairment or reclassification	Balance December 31, 2019
Springpole	$73,378	$-	$347	$950	$1,058	$488	$554	$-	$-	$-	$76,775
Cameron	27,032	-	56	87	126	16	57	-	-	-	27,374
Duquesne	5,091	-	2	3	35	1	1	-	-	-	5,133
Pitt	2,082	-	-	-	2	-	-	-	-	-	2,084
Hope Brook	19,581	-	20	213	105	41	111	-	-	-	20,071
Pickle Crow	16,754	-	31	88	46	2,376	18	(50)	-	-	19,263
Goldlund (Note 4)	96,604	-	3	726	1,085	240	236	-	-	-	98,894
Others(1)	2,559	-	3	17	27	8	1	-	-	-	2,615
Canada Total	$243,081	$-	$462	$2,084	$2,484	$3,170	$978	$(50)	$-	$-	$252,209
USA	804	-	46	-	-	-	-	(25)	(32)	(341)	452
Mexico	244	-	43	22	34	-	-	(179)	(10)	-	154
Total	$244,129	$-	$551	$2,106	$2,518	$3,170	$978	$(254)	$(42)	$(341)	$252,815